Concentration of Major Customers and Suppliers (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customers B [Member]
Concentration of Major Customers And Suppliers [Line Items]
Concentration risk percentage		14.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customers C [Member]
Concentration of Major Customers And Suppliers [Line Items]
Concentration risk percentage		66.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration of Major Customers And Suppliers [Line Items]
Concentration risk percentage	23.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration of Major Customers And Suppliers [Line Items]
Concentration risk percentage	22.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier One [Member]
Concentration of Major Customers And Suppliers [Line Items]
Concentration risk percentage	99.41%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier L [Member]
Concentration of Major Customers And Suppliers [Line Items]
Concentration risk percentage		97.48%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Concentration of Major Customers And Suppliers [Line Items]
Concentration risk percentage	99.17%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier P [Member]
Concentration of Major Customers And Suppliers [Line Items]
Concentration risk percentage		98.17%